Stock-Based Compensation (Summary of Company's Restricted Share Unit Acitivity) (Details) - Restricted Share Units [member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance, Number	52,483
RSUs issued	80,701	52,483
Ending balance, Number	133,184	52,483